Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund
FUND SUMMARY IMPORTANT NOTE: The Fund is generally closed to new investors. Please see "How the Fund Invests" in the Prospectus for details.
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 23 of the Fund's Prospectus and in Rights of Accumulation on page 54 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund	Class A	Class B	Class C	Class R	Class X	Class Z
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	1.00%	none
+ Other expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
= Total annual Fund operating expenses	1.18%	1.88%	1.88%	1.63%	1.88%	0.88%
- Fee waiver or expense reimbursement	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.18%	1.88%	1.88%	1.38%	1.88%	0.88%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	691	891	1,116	1,933
Class C	291	591	1,016	2,201
Class R	140	490	863	1,912
Class X	791	991	1,316	2,201
Class Z	90	281	488	1,084

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	191	591	1,016	1,933
Class C	191	591	1,016	2,201
Class R	140	490	863	1,912
Class X	191	591	1,016	2,201
Class Z	90	281	488	1,084

° The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through March 31, 2015. This waiver may not be terminated prior to March 31, 2015 without the approval of the Fund's Board of Directors.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within the health sciences sector, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and health maintenance organizations ("HMOs") that derive a substantial portion of their sales from healthcare-related products or services. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States. However, the Fund has no limit on the amount of assets that must be invested in each country.  The Fund's investments in the securities of non-U.S. issuers, which we refer to as "foreign securities," include stocks and other equity-related securities.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which the Fund concentrates as its "sector."

The Fund may have two separate segments that we call the "Strategically Managed" portfolio and the "Enhanced Index" portfolio. Currently, the Fund has all of its assets in a single Strategically Managed portfolio, and has no Enhanced Index portfolio segment.

The Strategically Managed portfolio holds those equity and equity-related securities in which the portfolio managers have the highest confidence. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The portfolio managers use fundamental and quantitative analyses to select individual securities, and they may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

For the Strategically Managed portfolio, we consider selling or reducing a stock position when, in the opinion of the investment subadviser, the stock has experienced a fundamental disappointment in earnings; the stock has experienced adverse price movement; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; or a relatively more attractive stock emerges.

An Enhanced Index portfolio would contain securities selected from a benchmark index made up of securities of that Fund's sector from the Standard & Poor's (S&P) Composite 1500 Index. The S&P Composite 1500 Index is made up of the S&P 500 Composite Stock Price Index (S&P 500), the S&P MidCap 400 Stock Index and the S&P SmallCap 600 Index. Under an Enhanced Index strategy, the subadviser would seek to outperform the benchmark index and to limit the possibility of significantly underperforming that benchmark. Enhanced Index portfolios are expected to hold a representative sample of the securities in the benchmark index and to over-weight or under-weight selected securities based upon proprietary quantitative models. The portfolio managers would try to control the risk of significantly underperforming the benchmark by keeping size and industry weightings relatively close to those in the benchmark. Because the S&P 500 makes up 90% of the benchmark index's market capitalization, large-cap stocks may dominate the Fund's portfolio, particularly under an Enhanced Index strategy.

While we make every effort to achieve the Fund's investment objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Health Sciences Sector Risk. Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Market Risk. The securities markets are volatile and the market prices of the Fund's securities may decline. Securities fluctuate in price based on changes in an issuer's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Foreign Securities Risk. The Fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Nondiversification Risk. The Fund is nondiversified for purposes of the Investment Company Act of 1940 (the 1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, including the risks of investing in foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05% (which terminated effective April 1, 2008), the annual returns would have been lower, too.

Best Quarter:		Worst Quarter:
17.97%	1st Quarter 2013	-15.16%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Average Annual Total Returns Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	49.77%	25.68%	16.21%
Class C shares	53.80%	25.75%	16.21%
Class R shares	55.52%			33.37%	Feb. 03, 2012
Class X shares	49.92%	26.56%		14.88%	Nov. 25, 2005
Class Z shares	56.32%	27.01%	17.37%
Class A Shares	47.31%	25.22%	16.38%
Class A Shares Return After Taxes on Distributions	44.31%	24.02%	15.03%
Class A Shares Return After Taxes on Distribution and Sale of Fund Shares	28.56%	20.72%	13.48%
S&P 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)	42.19%	19.06%	8.88%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	32.80%	18.38%	7.77%
Lipper Health/Biotechnology Funds Average (reflects no deduction for sales charges or taxes)	48.85%	22.30%	11.37%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.